FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	$ 2,192	$ 2,327	$ 2,815
Unfavorable changes	(2,021)	(2,133)	(2,538)
Traded loans, loans measured at fair value, loan commitments and guarantees
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	453	441	635
Unfavorable changes	(433)	(407)	(600)
Securities financing transactions
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	34	37	30
Unfavorable changes	(31)	(33)	(32)
Auction rate securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	8	39	67
Unfavorable changes	(6)	(25)	(21)
Asset-backed securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	44	54	39
Unfavorable changes	(48)	(58)	(36)
Equity instruments
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	428	447	430
Unfavorable changes	(403)	(428)	(413)
Investment fund units
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	140	142	135
Unfavorable changes	(141)	(144)	(137)
Loan commitments measured at FVTPL
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	85	148	313
Unfavorable changes	(110)	(176)	(343)
Interest rate derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	139	209	217
Unfavorable changes	(81)	(102)	(103)
Credit derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	124	117	140
Unfavorable changes	(128)	(117)	(131)
Foreign exchange derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	3	4	5
Unfavorable changes	(4)	(4)	(4)
Equity / index derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	651	563	521
Unfavorable changes	(546)	(498)	(443)
Other
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	83	126	281
Unfavorable changes	$ (90)	$ (141)	$ (276)